INTANGIBLE ASSETS, NET (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Software Copyright	$ 3,964,412	$ 2,813,123
Patent and others	3,006,877	33,086
Intangible Assets, Gross	6,971,289	2,846,209
Less: Accumulated and amortization	(378,014)	(229,860)
Impairment loss	(395,333)	0
Intangible assets, net	$ 6,197,942	$ 2,616,349